Major Customers	12 Months Ended
Dec. 31, 2015
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Major Customers
14.	MAJOR CUSTOMERS

For the year ended December 31, 2015, approximately $152.7 million, or 85.1%, of our commodity sales from continuing operations were attributable to four customers with the largest single purchaser accounting for $75.8 million, or 42.2%. For the year ended December 31, 2014, approximately $253.6 million, or 85.1% of our commodity sales from continuing operations were attributable to four customers with the largest single purchaser accounting for $96.4 million, or 32.4%. For the year ended December 31, 2013, approximately $179.5 million, or 83.9%, of our commodity sales from continuing operations were derived from four customers, with the largest customer being responsible for approximately $73.8 million, or 34.5%, of total commodity sales.